38) Shareholders' Equity (Details 1) - shares	Dec. 31, 2020	Dec. 31, 2019
Composition of share capital in number of shares
Subtotal - Securities purchased under agreements to resell	8,870,212,686	8,063,829,714
Total outstanding shares	8,835,526,885	8,032,297,167
Common shares [Member]
Composition of share capital in number of shares
Subtotal - Securities purchased under agreements to resell	4,435,106,575	4,031,915,068
Total outstanding shares	4,427,799,316	4,025,272,105
Preferred shares [Member]
Composition of share capital in number of shares
Subtotal - Securities purchased under agreements to resell	4,435,106,111	4,031,914,646
Total outstanding shares	4,407,727,569	4,007,025,062
Treasury Common Shares [Member]
Composition of share capital in number of shares
Total outstanding shares	(7,307,259)	(6,642,963)
Treasury Preferred Shares [Member]
Composition of share capital in number of shares
Total outstanding shares	(27,378,542)	(24,889,584)